Net loss per share attributable to common stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net loss per share attributable to common stockholders
Schedule of basic and diluted loss per share

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Numerator:
Net loss attributable to common stockholders	$—	$(7,467)	$—	$(23,304)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	—	185,084	—	184,756
Net loss per share attributable to common stockholders, basic and diluted	$—	$(40.34)	$—	$(126.13)
Numerator:
Net loss attributable to Series A and Series B common stockholders	$(6,353)	$—	$(19,725)	$—
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to Series A and Series B common stockholders, basic and diluted	18,194,682	—	6,131,541	—
Net loss per share attributable to Series A and Series B common stockholders, basic and diluted	$(0.35)	$—	$(3.22)	$—

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(30,499)	$(24,442)
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	184,619	122,579
Net loss per share attributable to common stockholders, basic and diluted	$(165.20)	$(199.40)

Schedule of potentially dilutive securities

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Options to purchase Series A common stock	3,766,505	2,198,675	3,766,505	2,198,675
Warrant to purchase Series A Common Stock	1,000	—	1,000	—
Redeemable convertible preferred stock	—	16,638,476	—	16,638,476
Warrants to purchase common stock	—	40,268	—	40,268
Warrant to purchase redeemable convertible preferred stock	—	79,545	—	79,545
Total	3,767,505	18,956,964	3,767,505	18,956,964

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Redeemable convertible preferred stock	16,638,476	16,638,476
Options to purchase common stock	3,190,450	2,138,110
Warrants to purchase common stock	40,268	40,268
Warrants to purchase redeemable convertible preferred stock	79,545	79,545
Total	19,948,739	18,896,399